Offerings - Offering: 1	Sep. 18, 2024 USD ($) shares
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	1,000.00
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	Fee per Rule 457(r) There are no new securities being registered with this filing. A registration fee of $1,372.83 was previously paid with respect to these securities on September 17, 2024 (Accession No. 0001140361-24-041317).